Derivatives and Hedging Activities (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Derivative [Line Items]
Interest rate derivatives, at fair value, including adjustments for nonperformance risk	$ 0.3
Interest rate swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Assets needed for immediate settlement	$ 0.3
Interest rate swap | Designated as Hedging Instrument | Interest Expense | Cash Flow Hedging
Derivative [Line Items]
Reclassification estimated of time to transfer	12 months
Reclassified amount from AOCI to income	$ 0.2